PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 4:         PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2016	2017

Prepaid expenses	$3,169	$4,089
Hedging transaction assets	379	315
Government authorities	947	2,533
Other current assets	309	470

	$4,804	$7,407